PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 1,892
Impairment loss	(612)		$ (3,772)	$ (733)
Balance at end of year	4,621		1,892
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	66,069		65,606
Additions	1,380	[1]	911
Additions through acquisition	1,373
Disposals or retirements	(14)		(855)
Remeasurement of ROU assets	1,764
Reallocations / reclassifications	53		0
Exchange adjustments			407
Balance at end of year	70,625		66,069	65,606
Cost [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	24,268		24,682
Additions	752	[1]	55
Additions through acquisition	0
Disposals or retirements	0		(480)
Remeasurement of ROU assets	1,764
Reallocations / reclassifications	0		0
Exchange adjustments			11
Balance at end of year	26,784		24,268	24,682
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,760		2,701
Additions	0	[1]	87
Additions through acquisition	51
Disposals or retirements	0		(40)
Remeasurement of ROU assets	0
Reallocations / reclassifications	0		(8)
Exchange adjustments			20
Balance at end of year	2,811		2,760	2,701
Cost [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,612		4,540
Additions	150	[1]	173
Additions through acquisition	582
Disposals or retirements	0		(115)
Remeasurement of ROU assets	0
Reallocations / reclassifications	0		8
Exchange adjustments			6
Balance at end of year	5,344		4,612	4,540
Cost [Member] | Plant & Equipment, Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	34,429		33,683
Additions	478	[1]	596
Additions through acquisition	740
Disposals or retirements	(14)		(220)
Remeasurement of ROU assets	0
Reallocations / reclassifications	53		0
Exchange adjustments			370
Balance at end of year	35,686		34,429	33,683
Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(64,177)		(59,924)
Charge for the year	(675)		(831)
Disposals or retirements	(5)		751
Impairment loss	(968)	[2]	(3,772)
Reallocations / reclassifications	(179)
Exchange adjustments			(401)
Balance at end of year	(66,004)		(64,177)	(59,924)
Accumulated depreciation and impairment losses [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(24,022)		(21,885)
Charge for the year	(325)		(272)
Disposals or retirements	0		385
Impairment loss	(410)	[2]	(2,246)
Reallocations / reclassifications	0
Exchange adjustments			(4)
Balance at end of year	(24,757)		(24,022)	(21,885)
Accumulated depreciation and impairment losses [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,669)		(2,284)
Charge for the year	(58)		(64)
Disposals or retirements	0		38
Impairment loss	(1)	[2]	(339)
Reallocations / reclassifications	0
Exchange adjustments			(20)
Balance at end of year	(2,728)		(2,669)	(2,284)
Accumulated depreciation and impairment losses [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(4,349)		(4,178)
Charge for the year	(283)		(178)
Disposals or retirements	(5)		115
Impairment loss	(80)	[2]	(101)
Reallocations / reclassifications	0
Exchange adjustments			(7)
Balance at end of year	(4,717)		(4,349)	(4,178)
Accumulated depreciation and impairment losses [Member] | Plant & Equipment, Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(33,137)		(31,577)
Charge for the year	(9)		(317)
Disposals or retirements	0		213
Impairment loss	(477)	[2]	(1,086)
Reallocations / reclassifications	(179)
Exchange adjustments			(370)
Balance at end of year	(33,802)		(33,137)	$ (31,577)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,892
Balance at end of year	4,621		1,892
Carrying amounts [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	246
Balance at end of year	2,027		246
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	91
Balance at end of year	83		91
Carrying amounts [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	263
Balance at end of year	627		263
Carrying amounts [Member] | Plant & Equipment, Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,292
Balance at end of year	$ 1,884		$ 1,292

[1]	Additions include US$0.9 million additions in ROU assets.
[2]	The total impairment charge recognised against Property, Plant & Equipment during the year was US$1.0 million. Of this, US$0.6 million, corresponding to the impairment loss allocated to property, plant and equipment as described above, is presented within ‘Impairment Charges’ in the Consolidated Statement of Operations. The remaining US$0.4 million is included within ‘Restructuring Costs’ (see Note 5).